Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 08, 2022	Dec. 31, 2022	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”), we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and our NEOs other than our PEOs (the “Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Human Capital and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Yemin (1) ($)	Summary Compensation Table Total for Soreq (1) ($)	Compensation Actually Paid to Yemin (1) (2) (3) ($)	Compensation Actually Paid to Soreq (1) (2) (3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (3) ($)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ millions)	Adjusted Earnings Per Share (5) ($)
							TSR ($)	Peer Group TSR ($)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2022	12,440,898	6,335,764	14,666,923	5,353,056	2,312,687	2,613,592	87.24	144.47	290.5	7.33
2021	8,668,413	—	409,800	—	1,779,637 (6)	1,334,308	47.41	85.43	(95.3)	(3.95) (6)
2020	6,771,657	—	5,917,443	—	1,227,731	648,558	50.82	65.63	(573.8)	(7.48)
(1)	Avigal Soreq was our PEO during the period from June 9, 2022 to December 31, 2022. Ezra Uzi Yemin was our PEO during the period from January 1, 2020 to June 8, 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2020	2021	2022
Avigal Soreq	Louis LaBella	Reuven Spiegel
Louis LaBella	Reuven Spiegel	Denise McWatters
Reuven Spiegel	Denise McWatters	Todd O’Malley
Assaf Ginzburg	Todd O’Malley	Nithia Thaver
Frederec Green	—	—
Abigail Yates	—	—
(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for Yemin ($)	Exclusion of Stock Awards for Yemin ($)	Inclusion of Equity Values for Yemin ($)	Compensation Actually Paid to Yemin ($)
2022	12,440,898	(9,253,982)	11,480,007	14,666,923
2021	8,668,413	(7,771,055)	(487,558)	409,800
2020	6,771,657	(5,673,958)	4,819,744	5,917,443
Year	Summary Compensation Table Total for Soreq ($)	Exclusion of Stock Awards for Soreq ($)	Inclusion of Equity Values for Soreq ($)	Compensation Actually Paid to Soreq ($)
2022	6,335,764	(3,721,397)	2,738,689	5,353,056
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,312,687	(1,030,849)	1,331,754	2,613,592
2021	1,779,637	(851,159)	405,830 (i)	1,334,308
2020	1,227,731	(498,611)	(80,562)	648,558

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Yemin ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Yemin ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Yemin ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Yemin ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Yemin ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Yemin ($)	Total - Inclusion of Equity Values for Yemin ($)
2022	9,439,604	808,521	1,243,607	1,583,525	(1,595,250)	—	11,480,007
2021	3,878,601	(4,026,079)	680,348	485,818	(1,506,246)	—	(487,558)
2020	8,669,061	(1,838,207)	915,204	(2,926,314)	—	—	4,819,744
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Soreq ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Soreq ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Soreq ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Soreq ($)	Total - Inclusion of Equity Values for Soreq ($)
2022	2,223,364	—	515,325	—	—	—	2,738,689
Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vest- ing-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,000,212	83,344	174,406	73,792	—	—	1,331,754
2021	309,356	—	70,977	25,497	—	—	405,830 (i)
2020	359,280	(68,301)	58,429	(100,361)	(329,609)	—	(80,562)
(i) Includes $167,357 (1/4 of $669,428) related to accelerated vesting of equity upon death of one NEO in 2021.
(4)	The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance. The peer group is comprised of CVR Energy, Inc. (NYSE: CVI), HF Sinclair Corporation (NYSE: DINO) (formerly HollyFrontier Corporation (NYSE: HCF)), Marathon Petroleum Corporation (NYSE: MPC), PBF Energy, Inc. (NYSE: PBF), Phillips 66 (NYSE: PSX), and Valero Energy Corporation (NYSE: VLO) (the “Peer Group”).
(5)	We determined Adjusted Earnings Per Share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted Earnings Per Share (or “adjusted net income (loss) per share”) is net income adjusted for certain identified infrequently occurring items, non-cash items, and items that are not attributable to or indicative of our on-going operations or that may obscure our underlying results and trends, divided by weighted average shares outstanding, assuming dilution, as adjusted for any anti-dilutive instruments that may not be permitted for consideration in GAAP earnings per share calculations but that nonetheless favorably impact dilution. For details regarding the reconciliation of U.S. GAAP to our Adjusted Earnings Per Share, refer to the Adjusted net income (loss) per share reconciliation in the press release announcing our financial results for the quarter ended December 31, 2022 furnished as Exhibit 99.1 to our Current Report on Form 8-K filed with the SEC on February 28, 2023 (the “2022 Earnings Release”).
(6)	The 2021 Adjusted Earnings Per Share amount represents the adjusted measure disclosed in our 2022 Earnings Release, to account for a retrospective change in accounting principle. Additional information can be found in note 8 to our consolidated financial statements included in our 2022 Annual Report.

Company Selected Measure Name			Adjusted Earnings Per Share
Named Executive Officers, Footnote [Text Block]
(1)	Avigal Soreq was our PEO during the period from June 9, 2022 to December 31, 2022. Ezra Uzi Yemin was our PEO during the period from January 1, 2020 to June 8, 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2020	2021	2022
Avigal Soreq	Louis LaBella	Reuven Spiegel
Louis LaBella	Reuven Spiegel	Denise McWatters
Reuven Spiegel	Denise McWatters	Todd O’Malley
Assaf Ginzburg	Todd O’Malley	Nithia Thaver
Frederec Green	—	—
Abigail Yates	—	—

Peer Group Issuers, Footnote [Text Block]
(4)	The Peer Group TSR set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance. The peer group is comprised of CVR Energy, Inc. (NYSE: CVI), HF Sinclair Corporation (NYSE: DINO) (formerly HollyFrontier Corporation (NYSE: HCF)), Marathon Petroleum Corporation (NYSE: MPC), PBF Energy, Inc. (NYSE: PBF), Phillips 66 (NYSE: PSX), and Valero Energy Corporation (NYSE: VLO) (the “Peer Group”).

Adjustment To PEO Compensation, Footnote [Text Block]
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for Yemin ($)	Exclusion of Stock Awards for Yemin ($)	Inclusion of Equity Values for Yemin ($)	Compensation Actually Paid to Yemin ($)
2022	12,440,898	(9,253,982)	11,480,007	14,666,923
2021	8,668,413	(7,771,055)	(487,558)	409,800
2020	6,771,657	(5,673,958)	4,819,744	5,917,443
Year	Summary Compensation Table Total for Soreq ($)	Exclusion of Stock Awards for Soreq ($)	Inclusion of Equity Values for Soreq ($)	Compensation Actually Paid to Soreq ($)
2022	6,335,764	(3,721,397)	2,738,689	5,353,056

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Yemin ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Yemin ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Yemin ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Yemin ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Yemin ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Yemin ($)	Total - Inclusion of Equity Values for Yemin ($)
2022	9,439,604	808,521	1,243,607	1,583,525	(1,595,250)	—	11,480,007
2021	3,878,601	(4,026,079)	680,348	485,818	(1,506,246)	—	(487,558)
2020	8,669,061	(1,838,207)	915,204	(2,926,314)	—	—	4,819,744
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Soreq ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Soreq ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Soreq ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Soreq ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Soreq ($)	Total - Inclusion of Equity Values for Soreq ($)
2022	2,223,364	—	515,325	—	—	—	2,738,689

Non-PEO NEO Average Total Compensation Amount			$ 2,312,687	$ 1,779,637	$ 1,227,731
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,613,592	1,334,308	648,558
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,312,687	(1,030,849)	1,331,754	2,613,592
2021	1,779,637	(851,159)	405,830 (i)	1,334,308
2020	1,227,731	(498,611)	(80,562)	648,558

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vest- ing-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,000,212	83,344	174,406	73,792	—	—	1,331,754
2021	309,356	—	70,977	25,497	—	—	405,830 (i)
2020	359,280	(68,301)	58,429	(100,361)	(329,609)	—	(80,562)
(i) Includes $167,357 (1/4 of $669,428) related to accelerated vesting of equity upon death of one NEO in 2021.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted Earnings Per Share

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted Earnings Per Share during the three most recently completed fiscal years.

Adjusted Earnings Per Share is calculated as GAAP Net income (loss) attributable to the Company adjusted for certain identified infrequently occurring items, non-cash items, and items that are not attributable to or indicative of our on-going operations or that may obscure our underlying results and trends, divided by weighted average shares outstanding, assuming dilution, as adjusted for any anti dilutive instruments that may not be permitted for consideration in GAAP earnings per share calculations but that nonetheless favorably impact dilution.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Peer Group over the same period.

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

Adjusted Earnings Per Share
Adjusted EBITDA
Relative TSR

Total Shareholder Return Amount			$ 87.24	47.41	50.82
Peer Group Total Shareholder Return Amount			144.47	85.43	65.63
Net Income (Loss)			$ 290,500,000	$ (95,300,000)	$ (573,800,000)
Company Selected Measure Amount | $ / shares			7.33	(3.95)	(7.48)
PEO Name	Ezra Uzi Yemin	Avigal Soreq		Ezra Uzi Yemin	Ezra Uzi Yemin
Equity attributable to accelerated vesting upon death on one NEO				$ 167,357
Vesting percentage				25.00%
Total equity attributable to one NEO				$ 669,428
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Earnings Per Share
Non-GAAP Measure Description [Text Block]
(5)	We determined Adjusted Earnings Per Share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted Earnings Per Share (or “adjusted net income (loss) per share”) is net income adjusted for certain identified infrequently occurring items, non-cash items, and items that are not attributable to or indicative of our on-going operations or that may obscure our underlying results and trends, divided by weighted average shares outstanding, assuming dilution, as adjusted for any anti-dilutive instruments that may not be permitted for consideration in GAAP earnings per share calculations but that nonetheless favorably impact dilution. For details regarding the reconciliation of U.S. GAAP to our Adjusted Earnings Per Share, refer to the Adjusted net income (loss) per share reconciliation in the press release announcing our financial results for the quarter ended December 31, 2022 furnished as Exhibit 99.1 to our Current Report on Form 8-K filed with the SEC on February 28, 2023 (the “2022 Earnings Release”).

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
Avigal Soreq [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 6,335,764	0	$ 0
PEO Actually Paid Compensation Amount			5,353,056	0	0
Ezra Uzi Yemin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			12,440,898	8,668,413	6,771,657
PEO Actually Paid Compensation Amount			14,666,923	409,800	5,917,443
PEO [Member] | Avigal Soreq [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,721,397)
PEO [Member] | Avigal Soreq [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,738,689
PEO [Member] | Avigal Soreq [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,223,364
PEO [Member] | Avigal Soreq [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Avigal Soreq [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			515,325
PEO [Member] | Avigal Soreq [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Avigal Soreq [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Avigal Soreq [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Ezra Uzi Yemin [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,253,982)	(7,771,055)	(5,673,958)
PEO [Member] | Ezra Uzi Yemin [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,480,007	(487,558)	4,819,744
PEO [Member] | Ezra Uzi Yemin [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,439,604	3,878,601	8,669,061
PEO [Member] | Ezra Uzi Yemin [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			808,521	(4,026,079)	(1,838,207)
PEO [Member] | Ezra Uzi Yemin [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,243,607	680,348	915,204
PEO [Member] | Ezra Uzi Yemin [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,583,525	485,818	(2,926,314)
PEO [Member] | Ezra Uzi Yemin [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,595,250)	(1,506,246)	0
PEO [Member] | Ezra Uzi Yemin [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,030,849)	(851,159)	(498,611)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,331,754	405,830	(80,562)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,000,212	309,356	359,280
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			83,344	0	(68,301)
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			174,406	70,977	58,429
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			73,792	25,497	(100,361)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(329,609)
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0